UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report
for
Fidelity ® Advisor Balanced Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2008

1.797921.104

AIG-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 67.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.9%
Auto Components - 0.2%
ArvinMeritor, Inc.	16,800	$ 251
Gentex Corp.	22,200	390
Johnson Controls, Inc.	35,700	1,216
The Goodyear Tire & Rubber Co. (a)	18,200	462
TRW Automotive Holdings Corp. (a)	9,000	225
		2,544
Automobiles - 0.3%
Bajaj Auto Ltd.	12,539	170
Daimler AG	10,700	814
Fiat SpA	49,900	1,112
Harley-Davidson, Inc.	9,900	412
Renault SA	8,500	873
Winnebago Industries, Inc.	19,258	287
		3,668
Diversified Consumer Services - 0.6%
Carriage Services, Inc. Class A (a)	56,600	406
H&R Block, Inc.	45,300	1,057
Hillenbrand, Inc.	107,283	2,376
Navitas Ltd.	23,020	46
Princeton Review, Inc. (a)	27,400	210
Regis Corp.	45,800	1,390
Service Corp. International	95,000	1,017
Stewart Enterprises, Inc. Class A	164,202	1,133
Universal Technical Institute, Inc. (a)(d)	5,300	68
		7,703
Hotels, Restaurants & Leisure - 0.8%
Brinker International, Inc.	54,600	1,197
Darden Restaurants, Inc.	14,900	510
IHOP Corp.	25,680	1,204
McCormick & Schmick's Seafood Restaurants (a)	20,276	193
McDonald's Corp.	87,400	5,185
Royal Caribbean Cruises Ltd.	31,800	945
Ruth's Chris Steak House, Inc. (a)	44,800	316
Texas Roadhouse, Inc. Class A (a)	15,300	169
Vail Resorts, Inc. (a)	5,500	274
WMS Industries, Inc. (a)	20,300	752
		10,745
Household Durables - 0.5%
Beazer Homes USA, Inc. (d)	41,200	286
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Black & Decker Corp.	16,200	$ 1,048
Centex Corp.	18,700	352
La-Z-Boy, Inc. (d)	59,400	377
Newell Rubbermaid, Inc.	43,200	867
Snap-On, Inc.	17,200	1,065
Standard Pacific Corp.	138,400	435
The Stanley Works	10,800	525
Whirlpool Corp.	23,100	1,702
		6,657
Leisure Equipment & Products - 0.2%
Brunswick Corp.	37,600	515
Eastman Kodak Co.	44,900	688
Hasbro, Inc.	24,600	892
MarineMax, Inc. (a)	38,200	374
		2,469
Media - 1.5%
Belo Corp. Series A	59,800	572
Cinemark Holdings, Inc.	35,100	508
Clear Channel Communications, Inc.	11,800	413
Comcast Corp.:
Class A	49,800	1,121
Class A (special) (non-vtg.)	26,500	591
E.W. Scripps Co. Class A	47,900	2,256
Grupo Televisa SA de CV (CPO) sponsored ADR	42,900	1,124
Informa PLC	24,200	184
Lamar Advertising Co. Class A (a)	9,900	414
Liberty Global, Inc. Class A (a)	24,900	893
Live Nation, Inc. (a)	153,187	2,321
News Corp. Class A	75,400	1,353
R.H. Donnelley Corp. (a)	14,700	80
The DIRECTV Group, Inc. (a)	46,100	1,295
Time Warner, Inc.	322,109	5,115
Valassis Communications, Inc. (a)	66,040	1,049
WPP Group PLC	15,200	184
		19,473
Multiline Retail - 0.2%
Family Dollar Stores, Inc.	48,700	1,042
Sears Holdings Corp. (a)	12,100	1,025
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Target Corp.	19,900	$ 1,062
Tuesday Morning Corp. (a)	54,614	283
		3,412
Specialty Retail - 1.5%
Advance Auto Parts, Inc.	37,100	1,495
AnnTaylor Stores Corp. (a)	56,300	1,541
Asbury Automotive Group, Inc.	38,923	641
bebe Stores, Inc.	30,150	345
Christopher & Banks Corp.	28,800	324
Collective Brands, Inc. (a)(d)	115,881	1,313
Foot Locker, Inc.	81,400	1,189
Home Depot, Inc.	36,100	988
OfficeMax, Inc.	52,300	1,134
Pacific Sunwear of California, Inc. (a)	24,266	231
PetSmart, Inc.	52,777	1,237
Ross Stores, Inc.	43,579	1,596
Sherwin-Williams Co.	4,400	247
Sonic Automotive, Inc. Class A (sub. vtg.)	22,100	412
Staples, Inc.	94,440	2,215
The Children's Place Retail Stores, Inc. (a)	48,617	1,673
The Game Group PLC	80,631	452
The Men's Wearhouse, Inc.	57,900	1,200
Tween Brands, Inc. (a)	77,100	1,531
Williams-Sonoma, Inc.	14,900	379
		20,143
Textiles, Apparel & Luxury Goods - 0.1%
Adidas-Salomon AG	4,300	303
Coach, Inc. (a)	27,700	1,006
Polo Ralph Lauren Corp. Class A	2,300	161
		1,470
TOTAL CONSUMER DISCRETIONARY		78,284
CONSUMER STAPLES - 3.2%
Beverages - 0.1%
Cott Corp. (a)	152,544	445
Fomento Economico Mexicano SA de CV sponsored ADR	13,800	649
Remy Cointreau SA	6,952	411
		1,505
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.8%
ABB Grain Ltd.	13,121	$ 133
CVS Caremark Corp.	102,688	4,394
Rite Aid Corp. (a)	204,700	461
SUPERVALU, Inc.	46,700	1,638
Sysco Corp.	32,800	1,012
The Pantry, Inc. (a)	52,220	637
Winn-Dixie Stores, Inc. (a)(d)	137,607	2,484
		10,759
Food Products - 0.9%
Bunge Ltd.	9,200	1,098
Campbell Soup Co.	15,700	526
Cermaq ASA	56,500	725
Chiquita Brands International, Inc. (a)	2,490	61
Corn Products International, Inc.	39,100	1,838
Global Bio-Chem Technology Group Co. Ltd.	1,018,000	434
Leroy Seafood Group ASA	41,400	872
Lighthouse Caledonia ASA	107,621	124
Marine Harvest ASA (a)	3,602,100	2,429
McCormick & Co., Inc. (non-vtg.)	25,500	958
Nestle SA (Reg.)	1,917	943
TreeHouse Foods, Inc. (a)	10,100	264
Tyson Foods, Inc. Class A	73,600	1,387
		11,659
Household Products - 0.7%
Central Garden & Pet Co. (a)	89,855	719
Central Garden & Pet Co. Class A (non-vtg.) (a)	119,117	889
Energizer Holdings, Inc. (a)	15,300	1,248
Procter & Gamble Co.	100,073	6,610
		9,466
Personal Products - 0.3%
Avon Products, Inc.	72,500	2,832
Dabur India Ltd.	39,155	90
Estee Lauder Companies, Inc. Class A	22,200	1,057
		3,979
Tobacco - 0.4%
British American Tobacco PLC	12,600	472
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Imperial Tobacco Group PLC	11,300	$ 453
Philip Morris International, Inc.	95,470	5,027
		5,952
TOTAL CONSUMER STAPLES		43,320
ENERGY - 12.0%
Energy Equipment & Services - 5.9%
BJ Services Co.	36,000	1,087
Cameron International Corp. (a)	23,100	1,230
ENGlobal Corp. (a)	31,061	319
Expro International Group PLC	93,551	2,995
Exterran Holdings, Inc. (a)	18,267	1,343
FMC Technologies, Inc. (a)	10,700	769
Global Industries Ltd. (a)	33,189	573
Grey Wolf, Inc. (a)	109,666	859
Halliburton Co.	1,100	53
Helix Energy Solutions Group, Inc. (a)	22,800	881
Hercules Offshore, Inc. (a)	2,300	78
Nabors Industries Ltd. (a)	22,700	954
National Oilwell Varco, Inc. (a)	478,000	39,805
Noble Corp.	35,100	2,216
Oceaneering International, Inc. (a)	9,400	671
Parker Drilling Co. (a)	190,471	1,703
Petroleum Geo-Services ASA	32,800	966
Pride International, Inc. (a)	133,088	5,848
Smith International, Inc.	80,600	6,361
Superior Energy Services, Inc. (a)	33,456	1,796
Tidewater, Inc.	8,300	567
Weatherford International Ltd. (a)	156,500	7,141
		78,215
Oil, Gas & Consumable Fuels - 6.1%
Alpha Natural Resources, Inc. (a)	17,200	1,405
Apache Corp.	8,800	1,180
Arch Coal, Inc.	24,475	1,589
Aurora Oil & Gas Corp. (a)	348,592	261
Boardwalk Pipeline Partners, LP	19,211	514
Cabot Oil & Gas Corp.	30,700	1,850
Canadian Natural Resources Ltd.	15,800	1,546
Chesapeake Energy Corp.	65,100	3,566
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Concho Resources, Inc.	19,000	$ 606
Denbury Resources, Inc. (a)	32,000	1,089
El Paso Corp.	9,100	178
El Paso Pipeline Partners LP	19,400	444
Ellora Energy, Inc. (a)(e)	106,700	1,395
Encore Acquisition Co. (a)	16,762	1,120
Energy Transfer Equity LP	27,900	906
EOG Resources, Inc.	23,800	3,061
Evergreen Energy, Inc. (a)(d)	191,500	421
Forest Oil Corp. (a)	22,200	1,482
Foundation Coal Holdings, Inc.	29,300	1,955
Goodrich Petroleum Corp. (a)(d)	35,900	1,529
Hess Corp.	21,782	2,675
International Coal Group, Inc. (a)(d)	102,512	1,032
James River Coal Co. (a)	62,308	2,373
Kodiak Oil & Gas Corp. (a)	149,510	546
Mariner Energy, Inc. (a)	14,300	468
OAO Gazprom sponsored ADR	2,060	125
OPTI Canada, Inc. (a)	58,300	1,320
Peabody Energy Corp.	14,300	1,057
PetroHawk Energy Corp. (a)	164,235	4,825
Plains Exploration & Production Co. (a)	27,000	1,930
Quicksilver Gas Services LP	4,700	121
Quicksilver Resources, Inc. (a)	62,600	2,281
Range Resources Corp.	63,350	4,166
Reliance Industries Ltd.	4,373	249
Repsol YPF SA	22,100	914
Southwestern Energy Co. (a)	74,200	3,290
Suncor Energy, Inc.	24,200	1,652
Sunoco, Inc.	44,750	1,990
Talisman Energy, Inc.	26,700	613
Tesoro Corp.	20,600	512
Ultra Petroleum Corp. (a)	41,300	3,592
Uranium One, Inc. (a)	86,300	433
Valero Energy Corp.	341,300	17,352
Western Gas Partners LP	6,900	116
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Companies, Inc.	18,600	$ 708
XTO Energy, Inc.	21,700	1,381
		81,818
TOTAL ENERGY		160,033
FINANCIALS - 12.9%
Capital Markets - 2.6%
Affiliated Managers Group, Inc. (a)	6,400	656
Ameriprise Financial, Inc.	18,920	894
Bank of New York Mellon Corp.	102,162	4,549
Bank Sarasin & Co. Ltd. Series B (Reg.)	1,135	56
EFG International	28,016	1,050
Fortress Investment Group LLC	31,000	444
Franklin Resources, Inc.	28,900	2,925
GLG Partners, Inc.	16,100	134
Goldman Sachs Group, Inc.	24,100	4,251
Greenhill & Co., Inc.	9,690	584
Julius Baer Holding AG	27,370	2,240
KBW, Inc. (a)(d)	18,509	456
Legg Mason, Inc.	27,600	1,485
Lehman Brothers Holdings, Inc.	243,378	8,959
Morgan Stanley	27,500	1,216
State Street Corp.	20,285	1,461
T. Rowe Price Group, Inc.	44,562	2,581
The Blackstone Group LP	28,400	553
		34,494
Commercial Banks - 1.2%
Banco do Brasil SA	4,600	92
Bank of Montreal	5,500	270
Capitol Bancorp Ltd.	5,032	78
Center Financial Corp., California	23,300	218
M&T Bank Corp.	7,200	624
Mitsubishi UFJ Financial Group, Inc.	18,400	187
PacWest Bancorp	12,600	266
PNC Financial Services Group, Inc.	31,000	1,992
Prosperity Bancshares, Inc.	14,600	466
Sterling Financial Corp., Washington	52,504	466
Sumitomo Mitsui Financial Group, Inc.	4	34
SunTrust Banks, Inc.	15,700	820
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
UCBH Holdings, Inc.	127,175	$ 621
UniCredit SpA	64,200	449
Union Bank of India	6,908	23
Wachovia Corp.	273,713	6,514
Wells Fargo & Co.	47,000	1,296
Wilshire Bancorp, Inc.	7,270	65
Wintrust Financial Corp.	27,200	848
Zions Bancorp	19,606	845
		16,174
Consumer Finance - 0.3%
American Express Co.	25,400	1,177
Capital One Financial Corp.	28,100	1,352
Discover Financial Services	38,100	653
SLM Corp. (a)	25,300	574
		3,756
Diversified Financial Services - 3.6%
Bajaj Finserv Ltd. (a)	12,539	192
Bajaj Holdings & Investment Ltd.	12,539	188
Bank of America Corp.	267,174	9,087
Bolsa de Mercadorias & Futuros - BM&F SA	94,900	1,088
Bovespa Holding SA	50,000	823
CIT Group, Inc.	117,900	1,179
Citigroup, Inc.	600,900	13,154
Deutsche Boerse AG	6,200	890
JPMorgan Chase & Co.	314,380	13,518
Kotak Mahindra Bank Ltd. sponsored GDR (e)	8,435	139
MarketAxess Holdings, Inc. (a)	24,976	195
Onex Corp. (sub. vtg.)	11,600	394
PICO Holdings, Inc. (a)	169,116	7,012
		47,859
Insurance - 2.1%
ACE Ltd.	13,140	789
Admiral Group PLC	16,400	283
AMBAC Financial Group, Inc.	68,400	214
American International Group, Inc.	385,133	13,865
Argo Group International Holdings, Ltd. (a)	7,400	286
Aspen Insurance Holdings Ltd.	18,400	470
Assured Guaranty Ltd.	8,300	192
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.	28,300	$ 2,011
IPC Holdings Ltd.	14,300	406
LandAmerica Financial Group, Inc.	23,760	708
Maiden Holdings Ltd. (e)	52,100	394
MBIA, Inc. (d)	78,400	546
MetLife, Inc.	12,400	744
Montpelier Re Holdings Ltd.	34,500	579
National Financial Partners Corp.	41,020	1,002
Principal Financial Group, Inc.	31,400	1,692
Prudential Financial, Inc.	22,500	1,681
Stewart Information Services Corp.	18,444	436
T&D Holdings, Inc.	17,000	1,132
		27,430
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc.	9,500	991
Annaly Capital Management, Inc.	105,800	1,884
British Land Co. PLC	25,400	403
CapitalSource, Inc. (d)	39,800	611
Chimera Investment Corp.	15,760	218
Developers Diversified Realty Corp.	38,600	1,532
Duke Realty LP	37,900	973
Friedman, Billings, Ramsey Group, Inc. Class A	16,000	31
General Growth Properties, Inc.	61,000	2,535
HCP, Inc.	20,400	699
Healthcare Realty Trust, Inc.	25,500	677
Highwoods Properties, Inc. (SBI)	21,000	756
Home Properties, Inc.	5,300	271
MFA Mortgage Investments, Inc.	88,700	645
Public Storage	9,800	864
Senior Housing Properties Trust (SBI)	18,600	413
Simon Property Group, Inc.	4,600	457
SL Green Realty Corp.	13,300	1,326
Sovran Self Storage, Inc.	12,900	570
UDR, Inc.	66,376	1,642
Vornado Realty Trust	14,600	1,427
		18,925
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	122,900	2,760
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Forestar Real Estate Group, Inc. (a)	40,228	$ 1,006
The St. Joe Co. (d)	18,500	710
		4,476
Thrifts & Mortgage Finance - 1.4%
Countrywide Financial Corp. (d)	226,794	1,193
Fannie Mae	241,480	6,525
Freddie Mac	146,749	3,730
IndyMac Bancorp, Inc.	25,307	48
MGIC Investment Corp.	59,100	710
New York Community Bancorp, Inc.	64,600	1,326
NewAlliance Bancshares, Inc. (d)	13,400	180
People's United Financial, Inc.	177,792	2,939
Sovereign Bancorp, Inc.	32,300	295
Washington Federal, Inc.	56,674	1,269
Washington Mutual, Inc.	130,000	1,173
		19,388
TOTAL FINANCIALS		172,502
HEALTH CARE - 4.8%
Biotechnology - 1.0%
Amgen, Inc. (a)	59,900	2,637
Biogen Idec, Inc. (a)	25,300	1,588
Cephalon, Inc. (a)	34,284	2,321
Cubist Pharmaceuticals, Inc. (a)	49,316	940
DUSA Pharmaceuticals, Inc. (a)	88,321	175
Genentech, Inc. (a)	14,000	992
Gilead Sciences, Inc. (a)	31,500	1,743
Theravance, Inc. (a)	102,035	1,381
Vertex Pharmaceuticals, Inc. (a)	45,100	1,291
		13,068
Health Care Equipment & Supplies - 1.1%
Alcon, Inc.	10,620	1,667
American Medical Systems Holdings, Inc. (a)	127,600	1,928
Baxter International, Inc.	900	55
Boston Scientific Corp. (a)	37,400	497
Covidien Ltd.	55,300	2,770
Hill-Rom Holdings, Inc.	45,127	1,388
Integra LifeSciences Holdings Corp. (a)	35,800	1,504
Inverness Medical Innovations, Inc. (a)	40,628	1,485
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medtronic, Inc.	21,700	$ 1,100
Micrus Endovascular Corp. (a)	23,000	260
Orthofix International NV (a)	3,648	119
Quidel Corp. (a)	13,823	236
Smith & Nephew PLC	78,400	842
Sonova Holding AG	12,272	1,116
		14,967
Health Care Providers & Services - 1.2%
Brookdale Senior Living, Inc.	53,734	1,418
Cardinal Health, Inc.	4,600	260
Coventry Health Care, Inc. (a)	9,200	423
DaVita, Inc. (a)	17,000	882
Express Scripts, Inc. (a)	7,100	512
Health Net, Inc. (a)	2,700	84
HealthSouth Corp. (a)(d)	42,956	805
Humana, Inc. (a)	22,186	1,133
McKesson Corp.	23,900	1,378
Patterson Companies, Inc. (a)	14,200	483
Pediatrix Medical Group, Inc. (a)	3,683	198
PSS World Medical, Inc. (a)	19,600	357
Psychiatric Solutions, Inc. (a)	3,700	135
Sunrise Senior Living, Inc. (a)	44,775	1,186
Tenet Healthcare Corp. (a)	107,407	634
UnitedHealth Group, Inc.	57,195	1,957
Universal American Financial Corp. (a)	52,379	605
Universal Health Services, Inc. Class B	15,700	1,021
VCA Antech, Inc. (a)	38,600	1,211
WellPoint, Inc. (a)	21,600	1,206
		15,888
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	34,300	426
IMS Health, Inc.	44,300	1,074
		1,500
Life Sciences Tools & Services - 0.3%
Bruker BioSciences Corp. (a)	58,196	677
Charles River Laboratories International, Inc. (a)	21,800	1,401
Pharmaceutical Product Development, Inc.	26,800	1,185
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Thermo Fisher Scientific, Inc. (a)	13,200	$ 779
Varian, Inc. (a)	9,200	511
		4,553
Pharmaceuticals - 1.1%
Allergan, Inc.	9,000	519
Alpharma, Inc. Class A (a)	49,690	1,252
Barr Pharmaceuticals, Inc. (a)	31,700	1,388
Cipla Ltd.	33,146	167
Endo Pharmaceuticals Holdings, Inc. (a)	11,700	288
Jazz Pharmaceuticals, Inc.	48,200	369
Merck & Co., Inc.	87,920	3,425
Mylan, Inc. (d)	27,600	368
Schering-Plough Corp.	130,100	2,654
Teva Pharmaceutical Industries Ltd. sponsored ADR	5,100	233
Wyeth	76,400	3,398
XenoPort, Inc. (a)	14,400	623
		14,684
TOTAL HEALTH CARE		64,660
INDUSTRIALS - 8.1%
Aerospace & Defense - 1.4%
Finmeccanica SpA	22,000	667
General Dynamics Corp.	32,800	3,023
Heico Corp. Class A	12,968	514
Hexcel Corp. (a)	23,422	620
Honeywell International, Inc.	34,500	2,057
Lockheed Martin Corp.	12,700	1,390
Orbital Sciences Corp. (a)	47,069	1,222
Raytheon Co.	29,200	1,865
Rockwell Collins, Inc.	14,800	908
Spirit AeroSystems Holdings, Inc. Class A (a)	43,100	1,286
Triumph Group, Inc.	2,500	155
United Technologies Corp.	64,000	4,547
		18,254
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	9,100	587
FedEx Corp.	20,800	1,908
Forward Air Corp.	42,214	1,564
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
United Parcel Service, Inc. Class B	21,100	$ 1,499
UTI Worldwide, Inc.	49,449	1,175
		6,733
Airlines - 0.1%
AirTran Holdings, Inc. (a)	88,400	265
Delta Air Lines, Inc. (a)	95,500	587
easyJet PLC (a)	15,100	90
Northwest Airlines Corp. (a)	94,900	670
US Airways Group, Inc. (a)	45,500	180
		1,792
Building Products - 0.1%
Masco Corp.	46,500	862
Owens Corning (a)	19,200	496
		1,358
Commercial Services & Supplies - 0.9%
ACCO Brands Corp. (a)	73,588	1,129
Allied Waste Industries, Inc. (a)	132,700	1,787
Avery Dennison Corp.	2,300	119
Clean Harbors, Inc. (a)	17,113	1,216
Consolidated Graphics, Inc. (a)	3,200	176
Copart, Inc. (a)	2,300	104
Covanta Holding Corp. (a)(d)	36,100	1,010
Diamond Management & Technology Consultants, Inc.	23,653	125
EnergySolutions, Inc.	8,800	224
Equifax, Inc.	26,200	1,000
GeoEye, Inc. (a)	40,954	698
IHS, Inc. Class A (a)	7,100	423
Monster Worldwide, Inc. (a)	6,200	153
R.R. Donnelley & Sons Co.	13,300	437
Robert Half International, Inc.	22,200	546
The Brink's Co.	26,264	1,904
Waste Management, Inc.	33,500	1,271
		12,322
Construction & Engineering - 1.8%
AMEC PLC	41,700	689
Chicago Bridge & Iron Co. NV (NY Shares)	124,183	5,675
Fluor Corp.	23,100	4,309
Great Lakes Dredge & Dock Corp.	230,268	1,393
Maire Tecnimont SpA	3,500	23
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Shaw Group, Inc. (a)	104,200	$ 6,356
URS Corp. (a)	129,597	6,196
		24,641
Electrical Equipment - 0.9%
ABB Ltd. sponsored ADR	34,000	1,104
Acuity Brands, Inc.	26,000	1,385
Belden, Inc.	16,200	679
Bharat Heavy Electricals Ltd.	3,916	154
Cooper Industries Ltd. Class A	39,800	1,856
JA Solar Holdings Co. Ltd. ADR (a)	92,500	1,967
Renewable Energy Corp. AS (a)	57,764	1,715
Saft Groupe SA	4,200	198
Vestas Wind Systems AS (a)	9,100	1,253
Woodward Governor Co.	700	28
Zumtobel AG	44,694	1,395
		11,734
Industrial Conglomerates - 0.3%
McDermott International, Inc. (a)	26,875	1,667
Siemens AG sponsored ADR	17,000	1,934
		3,601
Machinery - 1.0%
Bucyrus International, Inc. Class A	21,400	1,515
CIRCOR International, Inc.	25,600	1,367
Colfax Corp.	15,900	394
Cummins, Inc.	24,600	1,732
Danaher Corp.	11,700	915
Eaton Corp.	4,800	464
Flowserve Corp.	3,600	499
Force Protection, Inc. (a)(d)	169,015	722
Ingersoll-Rand Co. Ltd. Class A	33,900	1,493
Navistar International Corp. (a)	29,900	2,271
NGK Insulators Ltd.	14,000	256
Oshkosh Co.	17,800	719
Pall Corp.	6,900	282
Sulzer AG (Reg.)	4,120	554
Vossloh AG	1,500	217
		13,400
Marine - 0.3%
Alexander & Baldwin, Inc.	36,188	1,863
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - continued
American Commercial Lines, Inc. (a)(d)	80,695	$ 1,238
Navios Maritime Holdings, Inc.	65,800	791
Ultrapetrol (Bahamas) Ltd. (a)	9,652	147
		4,039
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	10,100	1,142
Canadian Pacific Railway Ltd.	9,200	672
Con-way, Inc.	12,400	605
J.B. Hunt Transport Services, Inc.	30,900	1,077
Ryder System, Inc.	5,900	433
Union Pacific Corp.	22,800	1,877
Universal Truckload Services, Inc. (a)	60,340	1,470
YRC Worldwide, Inc. (a)	98,173	1,714
		8,990
Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	34,200	1,515
TOTAL INDUSTRIALS		108,379
INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 1.2%
Adtran, Inc.	93,340	2,323
Alcatel-Lucent SA sponsored ADR	143,379	1,077
Cisco Systems, Inc. (a)	181,400	4,847
Comverse Technology, Inc. (a)	8,000	149
Dycom Industries, Inc. (a)	68,900	1,182
Finisar Corp. (a)	204,067	375
Harris Corp.	45,700	3,006
Juniper Networks, Inc. (a)	42,500	1,170
Motorola, Inc.	117,600	1,097
Powerwave Technologies, Inc. (a)	232,003	935
		16,161
Computers & Peripherals - 0.9%
Apple, Inc. (a)	8,537	1,611
Diebold, Inc.	21,700	856
Hewlett-Packard Co.	72,300	3,402
Hutchinson Technology, Inc. (a)	17,400	251
NCR Corp. (a)	80,600	2,133
SanDisk Corp. (a)	29,211	827
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Teradata Corp. (a)	33,400	$ 902
Western Digital Corp. (a)	64,500	2,421
		12,403
Electronic Equipment & Instruments - 1.4%
Agilent Technologies, Inc. (a)	4,100	153
Amphenol Corp. Class A	90,100	4,201
Anixter International, Inc. (a)	7,000	455
Arrow Electronics, Inc. (a)	37,600	1,153
Avnet, Inc. (a)	82,100	2,424
Bell Microproducts, Inc. (a)	24,536	65
Cogent, Inc. (a)	80,900	968
Flextronics International Ltd. (a)	111,600	1,195
Ibiden Co. Ltd.	6,900	291
Ingram Micro, Inc. Class A (a)	88,400	1,603
Itron, Inc. (a)	51,936	5,068
Tyco Electronics Ltd.	47,100	1,890
		19,466
Internet Software & Services - 0.6%
Art Technology Group, Inc. (a)	17,300	65
DealerTrack Holdings, Inc. (a)	19,267	405
Google, Inc. Class A (sub. vtg.) (a)	5,700	3,339
Open Text Corp. (a)	27,300	975
VeriSign, Inc. (a)	51,100	2,046
Yahoo!, Inc. (a)	39,200	1,049
		7,879
IT Services - 1.3%
Accenture Ltd. Class A	20,300	829
CACI International, Inc. Class A (a)	25,124	1,281
Cognizant Technology Solutions Corp. Class A (a)	16,100	568
NeuStar, Inc. Class A (a)	42,900	1,003
Patni Computer Systems Ltd. sponsored ADR	32,800	433
Perot Systems Corp. Class A (a)	106,884	1,766
Sapient Corp. (a)	120,100	793
Satyam Computer Services Ltd. sponsored ADR	41,600	1,211
SRA International, Inc. Class A (a)	83,700	1,974
The Western Union Co.	54,000	1,277
Unisys Corp. (a)	334,728	1,694
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Visa, Inc.	50,000	$ 4,318
WNS Holdings Ltd. ADR (a)	29,000	518
		17,665
Office Electronics - 0.1%
Xerox Corp.	80,500	1,093
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc. (a)	115,100	792
Altera Corp.	41,900	970
Analog Devices, Inc.	44,200	1,552
Applied Materials, Inc.	47,900	949
ASAT Holdings Ltd.	1,762	0
ASAT Holdings Ltd. warrants 7/24/11 (a)	173	0
ASML Holding NV (NY Shares)	1,200	36
Atmel Corp. (a)	853,957	3,817
Axcelis Technologies, Inc. (a)	207,068	1,182
Cymer, Inc. (a)	23,400	724
Cypress Semiconductor Corp. (a)	139,400	3,886
Fairchild Semiconductor International, Inc. (a)	112,100	1,682
FormFactor, Inc. (a)	38,130	832
Hittite Microwave Corp. (a)	27,362	1,093
Integrated Device Technology, Inc. (a)	70,566	796
Intersil Corp. Class A	23,900	666
Lam Research Corp. (a)	23,900	973
LTX Corp. (a)	204,300	601
Maxim Integrated Products, Inc.	155,500	3,437
Microchip Technology, Inc.	39,800	1,466
Micron Technology, Inc. (a)	70,500	569
National Semiconductor Corp.	99,100	2,086
NEC Electronics Corp. (a)	14,300	335
ON Semiconductor Corp. (a)	149,461	1,478
Rudolph Technologies, Inc. (a)	43,948	442
Samsung Electronics Co. Ltd.	690	497
Semitool, Inc. (a)	61,275	514
Spansion, Inc. Class A (a)	92,043	290
Teradyne, Inc. (a)	170,900	2,348
Varian Semiconductor Equipment Associates, Inc. (a)	112,800	4,290
Xilinx, Inc.	49,400	1,344
		39,647
Software - 1.0%
Activision, Inc. (a)	17,100	577
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
CA, Inc.	4,600	$ 122
Electronic Arts, Inc. (a)	17,200	863
McAfee, Inc. (a)	25,100	910
Microsoft Corp.	37,500	1,062
Misys PLC	243,400	767
Nintendo Co. Ltd.	3,500	1,931
Nuance Communications, Inc. (a)	29,300	578
Oracle Corp. (a)	52,000	1,188
Quest Software, Inc. (a)	89,400	1,521
Sourcefire, Inc. (a)	82,237	628
THQ, Inc. (a)	86,340	1,852
Ubisoft Entertainment SA (a)	8,256	800
		12,799
TOTAL INFORMATION TECHNOLOGY		127,113
MATERIALS - 4.3%
Chemicals - 2.3%
Airgas, Inc.	19,500	1,154
Albemarle Corp.	24,900	1,107
Arkema sponsored ADR	21,800	1,398
Ashland, Inc.	10,400	558
Calgon Carbon Corp. (a)	68,316	1,211
Celanese Corp. Class A	76,900	3,745
CF Industries Holdings, Inc.	5,600	767
Chemtura Corp.	142,800	1,247
Georgia Gulf Corp.	24,705	105
Hercules, Inc.	93,900	1,937
Israel Chemicals Ltd.	70,500	1,616
Linde AG	5,700	857
Methanex Corp.	10,400	294
Monsanto Co.	37,500	4,778
Spartech Corp.	60,737	654
The Mosaic Co. (a)	53,600	6,717
Tokai Carbon Co. Ltd.	39,000	455
Tronox, Inc.:
Class A	77,050	274
Class B	92,600	307
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Valspar Corp.	31,800	$ 717
W.R. Grace & Co. (a)	8,030	217
		30,115
Containers & Packaging - 0.2%
Pactiv Corp. (a)	20,300	500
Rock-Tenn Co. Class A	31,500	1,124
Smurfit-Stone Container Corp. (a)	88,717	597
Temple-Inland, Inc.	69,590	1,014
		3,235
Metals & Mining - 1.8%
Alamos Gold, Inc. (a)	85,000	566
Alcoa, Inc.	104,800	4,254
Allegheny Technologies, Inc.	7,500	563
Anglo Platinum Ltd.	5,400	940
ArcelorMittal SA (NY Shares) Class A	13,408	1,332
Carpenter Technology Corp.	26,932	1,487
Century Aluminum Co. (a)	10,600	774
Eldorado Gold Corp. (a)	86,500	701
Gabriel Resources Ltd. (a)	107,900	325
IAMGOLD Corp.	9,200	55
Ivanhoe Mines Ltd. (a)	106,500	983
Labrador Iron Ore Royal, Inc. Fund	1,900	110
Lihir Gold Ltd. (a)	203,837	581
Newcrest Mining Ltd.	46,616	1,419
Nucor Corp.	5,700	426
Polymet Mining Corp. (a)	31,200	121
Reliance Steel & Aluminum Co.	17,000	1,155
Silver Wheaton Corp. (a)	8,000	116
Steel Dynamics, Inc.	20,490	740
Stillwater Mining Co. (a)(d)	60,615	870
Timminco Ltd. (a)	17,200	528
Titanium Metals Corp. (d)	207,157	3,605
Yamana Gold, Inc.	135,844	2,100
		23,751
TOTAL MATERIALS		57,101
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	587,588	23,445
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Cincinnati Bell, Inc. (a)	297,821	$ 1,254
FairPoint Communications, Inc.	18,184	164
Qwest Communications International, Inc.	311,800	1,512
Telefonica SA	25,600	734
Verizon Communications, Inc.	193,500	7,444
		34,553
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	52,280	2,390
NII Holdings, Inc. (a)	14,400	723
Vivo Participacoes SA (PN) sponsored ADR	20,900	147
		3,260
TOTAL TELECOMMUNICATION SERVICES		37,813
UTILITIES - 3.5%
Electric Utilities - 1.1%
Allegheny Energy, Inc.	21,500	1,177
Allete, Inc.	2,300	102
E.ON AG	6,000	1,277
Edison International	26,400	1,405
Entergy Corp.	17,600	2,126
Exelon Corp.	46,900	4,127
FirstEnergy Corp.	11,200	882
PPL Corp.	52,500	2,694
Public Power Corp. of Greece	15,200	579
		14,369
Gas Utilities - 0.3%
Energen Corp.	8,700	652
Equitable Resources, Inc.	27,600	1,938
Questar Corp.	14,700	944
		3,534
Independent Power Producers & Energy Traders - 1.7%
AES Corp. (a)	188,600	3,674
Constellation Energy Group, Inc.	47,800	4,122
NRG Energy, Inc. (a)	237,882	9,894
Reliant Energy, Inc. (a)	209,200	5,347
		23,037
Multi-Utilities - 0.4%
CMS Energy Corp.	68,500	1,068
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
OGE Energy Corp.	11,703	$ 393
Public Service Enterprise Group, Inc.	45,600	2,018
RWE AG	4,900	633
Sempra Energy	11,800	682
Suez SA (France)	7,000	522
Wisconsin Energy Corp.	14,400	692
		6,008
TOTAL UTILITIES		46,948
TOTAL COMMON STOCKS (Cost $797,027)		896,153
Convertible Preferred Stocks - 1.5%

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
McMoRan Exploration Co. 6.75%	2,400	516
FINANCIALS - 1.3%
Capital Markets - 0.6%
Legg Mason, Inc. 7.00%	18,500	903
Lehman Brothers Holdings, Inc. 7.25%	6,000	6,510
		7,413
Commercial Banks - 0.1%
East West Bancorp, Inc. Series A, 8.00%	200	209
Huntington Bancshares, Inc. 8.50%	1,100	1,098
		1,307
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	11,200	600
Thrifts & Mortgage Finance - 0.6%
Fannie Mae 8.75%	74,600	3,683
Washington Mutual, Inc.	43	4,433
Washington Mutual, Inc. Series R, 7.75%	500	381
		8,497
TOTAL FINANCIALS		17,817
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. (a)	173	$ 0
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	9,500	1,573
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $18,502)		19,906
Investment Companies - 0.1%

Ares Capital Corp. (Cost $2,450)	150,493	1,865
Corporate Bonds - 3.8%
	Principal Amount (000s)
Convertible Bonds - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Evergreen Energy, Inc. 8% 8/1/12 (e)	$ 480	270
McMoRan Exploration Co. 6% 7/2/08	580	1,301
		1,571
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Inverness Medical Innovations, Inc. 3% 5/15/16 (e)	517	541
Pharmaceuticals - 0.0%
Alpharma, Inc. 2.125% 3/15/27	430	436
TOTAL HEALTH CARE		977
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
JA Solar Holdings Co. Ltd. 4.5% 5/15/13	460	452
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Cypress Semiconductor Corp. 1% 9/15/09 (e)	270	344
TOTAL CONVERTIBLE BONDS		3,344
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 3.6%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 6.3% 3/1/38	$ 340	$ 335
Household Durables - 0.0%
Fortune Brands, Inc. 5.875% 1/15/36	100	82
Newell Rubbermaid, Inc. 6.25% 4/15/18	130	130
		212
Media - 0.4%
AOL Time Warner, Inc. 7.625% 4/15/31	500	519
Comcast Corp. 6.45% 3/15/37	959	917
COX Communications, Inc. 6.45% 12/1/36 (e)	240	231
News America Holdings, Inc. 7.75% 12/1/45	510	548
News America, Inc.:
6.15% 3/1/37	235	217
6.2% 12/15/34	990	923
Time Warner Cable, Inc. 5.85% 5/1/17	363	348
Time Warner, Inc. 6.5% 11/15/36	290	265
Viacom, Inc.:
6.125% 10/5/17	310	304
6.75% 10/5/37	105	100
		4,372
TOTAL CONSUMER DISCRETIONARY		4,919
CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Diageo Capital PLC 5.75% 10/23/17	489	487
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (h)	790	687
Food Products - 0.1%
General Mills, Inc. 5.2% 3/17/15	345	342
Kraft Foods, Inc.:
6% 2/11/13	470	477
6.125% 2/1/18	296	290
6.875% 2/1/38	636	618
		1,727
Tobacco - 0.1%
Philip Morris International, Inc.:
4.875% 5/16/13	291	288
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.: - continued
5.65% 5/16/18	$ 275	$ 269
6.375% 5/16/38	466	453
Reynolds American, Inc. 7.25% 6/15/37	435	425
		1,435
TOTAL CONSUMER STAPLES		4,336
ENERGY - 0.4%
Energy Equipment & Services - 0.0%
Weatherford International Ltd. 7% 3/15/38	245	254
Oil, Gas & Consumable Fuels - 0.4%
Anadarko Petroleum Corp. 6.45% 9/15/36	155	154
Duke Capital LLC 6.75% 2/15/32	485	460
Duke Energy Field Services 6.45% 11/3/36 (e)	470	428
Energy Transfer Partners LP 6.7% 7/1/18	195	198
Nakilat, Inc. 6.067% 12/31/33 (e)	515	446
Nexen, Inc.:
5.875% 3/10/35	355	320
6.4% 5/15/37	290	279
NGPL PipeCo LLC 6.514% 12/15/12 (e)	245	250
Pemex Project Funding Master Trust 3.6756% 12/3/12 (e)(h)	200	196
Petro-Canada:
6.05% 5/15/18	150	147
6.8% 5/15/38	215	210
Plains All American Pipeline LP:
6.125% 1/15/17	205	201
6.65% 1/15/37	320	298
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (e)	380	346
Talisman Energy, Inc. yankee 6.25% 2/1/38	180	168
TEPPCO Partners LP 7.55% 4/15/38	375	389
Texas Eastern Transmission LP 6% 9/15/17 (e)	326	315
Valero Energy Corp. 6.625% 6/15/37	215	199
		5,004
TOTAL ENERGY		5,258
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - 1.3%
Capital Markets - 0.5%
Bear Stearns Companies, Inc. 6.95% 8/10/12	$ 775	$ 809
BlackRock, Inc. 6.25% 9/15/17	490	494
Goldman Sachs Group, Inc.:
5.625% 1/15/17	500	475
6.75% 10/1/37	865	812
JPMorgan Chase Capital XX 6.55% 9/29/36	235	204
JPMorgan Chase Capital XXV 6.8% 10/1/37	2,025	1,814
Lehman Brothers Holdings, Inc.:
6.75% 12/28/17	215	203
6.875% 5/2/18	255	247
Merrill Lynch & Co., Inc.:
6.15% 4/25/13	125	123
6.875% 4/25/18	111	109
Morgan Stanley 4.75% 4/1/14	220	203
UBS AG Stamford Branch:
5.75% 4/25/18	475	463
5.875% 12/20/17	390	388
		6,344
Commercial Banks - 0.3%
Bank of America NA 5.3% 3/15/17	220	210
Credit Suisse First Boston 6% 2/15/18	610	595
HBOS PLC 6.75% 5/21/18 (e)	380	371
HSBC Holdings PLC 6.5% 9/15/37	575	539
Standard Chartered Bank 6.4% 9/26/17 (e)	874	865
Wachovia Bank NA 6.6% 1/15/38	1,000	924
Wells Fargo & Co. 5.625% 12/11/17	595	594
		4,098
Consumer Finance - 0.2%
American Express Co. 8.15% 3/19/38	390	445
American General Finance Corp. 6.9% 12/15/17	295	280
General Electric Capital Corp.:
5.625% 9/15/17	325	322
5.875% 1/14/38	900	818
6.375% 11/15/67 (h)	500	492
SLM Corp.:
3.06% 7/27/09 (h)	148	139
3.08% 7/26/10 (h)	564	506
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.: - continued
4% 1/15/09	$ 135	$ 133
4.5% 7/26/10	325	299
		3,434
Diversified Financial Services - 0.1%
Bank of America Corp. 5.75% 12/1/17	260	255
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	229	226
6.375% 5/15/38	290	286
ZFS Finance USA Trust V 6.5% 5/9/67 (e)(h)	500	440
		1,207
Insurance - 0.1%
American International Group, Inc.:
5.85% 1/16/18	590	569
8.175% 5/15/58 (e)(h)	305	293
The Chubb Corp.:
5.75% 5/15/18	160	157
6.5% 5/15/38	135	133
		1,152
Real Estate Investment Trusts - 0.1%
Duke Realty LP:
5.4% 8/15/14	210	192
5.95% 2/15/17	35	33
6.5% 1/15/18	285	273
Liberty Property LP 6.625% 10/1/17	210	196
UDR, Inc. 5.5% 4/1/14	405	373
		1,067
Real Estate Management & Development - 0.0%
ERP Operating LP:
5.375% 8/1/16	95	88
5.5% 10/1/12	135	133
5.75% 6/15/17	280	264
		485
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Credit Suisse First Boston (New York Branch) 5% 5/15/13	$ 243	$ 239
TOTAL FINANCIALS		18,026
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
AstraZeneca PLC:
5.9% 9/15/17	265	271
6.45% 9/15/37	195	199
		470
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6.3% 5/1/14 (e)	780	764
Airlines - 0.0%
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	470	456
Industrial Conglomerates - 0.1%
Covidien International Finance SA 6.55% 10/15/37 (e)	245	245
General Electric Co. 5.25% 12/6/17	890	870
		1,115
TOTAL INDUSTRIALS		2,335
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Tyco Electronics Group SA 7.125% 10/1/37	140	141
MATERIALS - 0.1%
Metals & Mining - 0.1%
United States Steel Corp. 6.65% 6/1/37	335	296
Vale Overseas Ltd. 6.25% 1/23/17	485	489
		785
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
6.3% 1/15/38	548	526
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.: - continued
6.8% 5/15/36	$ 1,100	$ 1,117
BellSouth Capital Funding Corp. 7.875% 2/15/30	85	94
British Telecommunications PLC 9.125% 12/15/30	625	775
SBC Communications, Inc.:
6.15% 9/15/34	750	708
6.45% 6/15/34	415	401
Sprint Capital Corp. 6.875% 11/15/28	1,149	919
Telecom Italia Capital SA 7.2% 7/18/36	385	369
Telefonica Emisiones SAU 7.045% 6/20/36	234	246
Verizon Communications, Inc.:
6.1% 4/15/18	235	240
6.25% 4/1/37	187	180
6.4% 2/15/38	341	333
6.9% 4/15/38	260	270
Verizon Global Funding Corp. 7.75% 12/1/30	990	1,098
		7,276
Wireless Telecommunication Services - 0.0%
Sprint Nextel Corp. 6% 12/1/16	105	87
TOTAL TELECOMMUNICATION SERVICES		7,363
UTILITIES - 0.3%
Electric Utilities - 0.2%
Commonwealth Edison Co.:
5.4% 12/15/11	321	322
5.8% 3/15/18	435	426
Duke Energy Carolinas LLC:
5.25% 1/15/18	235	232
6.05% 4/15/38	301	295
EDP Finance BV 6% 2/2/18 (e)	380	380
Enel Finance International SA:
6.25% 9/15/17 (e)	195	199
6.8% 9/15/37 (e)	708	717
Illinois Power Co. 6.125% 11/15/17	165	159
Nevada Power Co. 6.5% 5/15/18	165	167
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
PPL Capital Funding, Inc. 6.7% 3/30/67 (h)	$ 235	$ 202
Southern California Edison Co. 5.95% 2/1/38	300	293
		3,392
Independent Power Producers & Energy Traders - 0.0%
PPL Energy Supply LLC 6.5% 5/1/18	310	303
Multi-Utilities - 0.1%
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18 (e)	195	194
6.5% 9/15/37	445	448
NiSource Finance Corp. 5.45% 9/15/20	335	291
		933
TOTAL UTILITIES		4,628
TOTAL NONCONVERTIBLE BONDS		48,261
TOTAL CORPORATE BONDS (Cost $52,612)		51,605
U.S. Government and Government Agency Obligations - 5.3%

U.S. Government Agency Obligations - 1.8%
Fannie Mae 5% 2/16/12	2,000	2,079
Freddie Mac:
3.5% 5/29/13	15,770	15,352
4% 6/12/13	2,342	2,328
5.25% 7/18/11	1,896	1,977
5.75% 1/15/12	2,024	2,154
Tennessee Valley Authority 5.375% 4/1/56	405	404
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		24,294
U.S. Treasury Inflation Protected Obligations - 1.8%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14	20,225	21,171
2.625% 7/15/17	2,060	2,256
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		23,427
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 1.7%
U.S. Treasury Notes:
2.75% 2/28/13 (f)	$ 9,750	$ 9,466
3.5% 5/31/13 (f)	7,727	7,747
4.875% 6/30/12	5,369	5,697
TOTAL U.S. TREASURY OBLIGATIONS		22,910
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $69,953)		70,631
U.S. Government Agency - Mortgage Securities - 3.8%

Fannie Mae - 2.5%
4.5% 4/1/20	183	180
5% 12/1/21 to 5/1/22	3,641	3,624
5.5% 6/1/38 (f)	20,000	19,851
5.611% 7/1/37 (h)	112	114
6% 11/1/32 to 10/1/37	9,131	9,280
6.027% 4/1/36 (h)	84	86
6.239% 6/1/36 (h)	29	30
6.309% 4/1/36 (h)	82	84
TOTAL FANNIE MAE		33,249
Freddie Mac - 1.3%
5.756% 10/1/35 (h)	49	50
5.846% 6/1/36 (h)	99	101
6% 6/1/38 (f)	16,000	16,244
6.02% 7/1/37 (h)	499	509
6.033% 6/1/36 (h)	93	95
6.091% 4/1/36 (h)	154	158
6.105% 6/1/36 (h)	88	90
TOTAL FREDDIE MAC		17,247
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $50,796)		50,496
Asset-Backed Securities - 0.1%
	Principal Amount (000s)	Value (000s)
ACE Securities Corp. Home Equity Loan Trust Series 2005-SD1 Class A1, 2.7925% 11/25/50 (h)	$ 29	$ 23
Capital Auto Receivables Asset Trust Series 2006-SN1A:
Class B, 5.5% 4/20/10 (e)	70	70
Class C, 5.77% 5/20/10 (e)	65	64
Class D, 6.15% 4/20/11 (e)	115	113
Citibank Credit Card Issuance Trust Series 2005-B1 Class B1, 4.4% 9/15/10	100	100
Merna Reinsurance Ltd. Series 2007-1 Class B, 4.4463% 6/30/12 (e)(h)	470	446
TOTAL ASSET-BACKED SECURITIES (Cost $848)		816
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.3547% 2/25/37 (h)	90	88
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6228% 11/25/34 (h)	130	126
JPMorgan Mortgage Trust Series 2007-A1 Class 3A2, 5.0065% 7/25/35 (h)	139	137
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.8348% 10/25/35 (h)	233	230
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1103% 6/25/35 (h)	109	104
Series 2005-AR12 Class 2A6, 4.336% 7/25/35 (h)	188	178
Series 2005-AR3 Class 2A1, 4.2062% 3/25/35 (h)	72	70
TOTAL PRIVATE SPONSOR		933
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	343	346
Series 2002-9 Class PC, 6% 3/25/17	56	57
TOTAL U.S. GOVERNMENT AGENCY		403
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,348)		1,336
Commercial Mortgage Securities - 0.3%
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc. sequential payer Series 2007-1 Class A2, 5.381% 1/15/49	$ 175	$ 173
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	430	420
Series 2007-C6 Class A1, 5.622% 12/10/49 (h)	700	704
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (h)	435	432
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.8374% 1/15/37 (e)(h)(j)	5,049	114
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP3 Class A3, 4.959% 8/15/42	480	469
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C7 Class A1, 5.279% 11/15/38	98	98
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A3, 5.364% 8/12/48	470	448
Morgan Stanley Capital I Trust Series 2007-HQ12 Class A2, 5.8113% 4/12/49 (h)	535	533
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28	407	438
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A4, 5.305% 12/15/43	355	342
Series 2007-C32 Class A2, 5.9235% 6/15/49 (h)	140	140
Series 2006-C23 Class A5, 5.416% 1/15/45 (h)	350	343
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $4,506)		4,654
Fixed-Income Funds - 17.7%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (i)	181,378	15,600
Fidelity 2-5 Year Duration Securitized Bond Central Fund (i)	287,566	26,502
Fidelity Corporate Bond 1-10 Year Central Fund (i)	577,322	56,312
Fidelity High Income Central Fund 2 (i)	196,021	20,229
Fidelity Mortgage Backed Securities Central Fund (i)	886,668	87,381
Fidelity Ultra-Short Central Fund (i)	376,791	31,146
TOTAL FIXED-INCOME FUNDS (Cost $251,254)		237,170
Money Market Funds - 4.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.44% (b)	52,749,416	$ 52,749
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	10,144,531	10,145
TOTAL MONEY MARKET FUNDS (Cost $62,894)		62,894
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $1,312,190)		1,397,526
NET OTHER ASSETS - (4.4)%		(59,194)
NET ASSETS - 100%		$ 1,338,332
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.3950% 11/25/34	Dec. 2034	$ 59	(32)
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	100	0
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by .90%	Dec. 2012	300	10
Receive from Credit Suisse First Boston upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by 1.5%	March 2013	200	2
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive from Deutsche Bank upon credit event of Hartford Financial Services Group, Inc., par value of the notional amount of Hartford Financial Services Group, Inc. 4.75% 3/1/14, and pay quarterly notional amount multiplied by 1.67%

	March 2013	$ 100	$ (4)
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	242	(3)
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	242	(3)
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.19%	March 2018	214	(2)
Receive from Goldman Sachs upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount multiplied by 1.07%	March 2013	200	(5)
Receive from Lehman Brothers, Inc. upon credit event of Hartford Financial Services Group, Inc., par value of the notional amount of Hartford Financial Services Group, Inc. 4.75% 3/1/14, and pay quarterly notional amount multiplied by 1.67%	March 2013	100	(4)
Receive from Lehman Brothers, Inc. upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount miltiplied by 1.03%	March 2013	200	(5)
Receive from Morgan Stanley, Inc. upon credit event of H.J. Heinz Co., par value of the notional amount of H.J. Heinz Co. 6% 3/15/08, and pay quarterly notional amount multiplied by .65%	March 2013	200	(3)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)

	Sept. 2037	$ 300	$ (261)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	Sept. 2037	200	(174)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	110	(71)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	87	(42)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	27	(23)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	85	(47)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	420	(295)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35

	March 2035	$ 90	$ (62)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	200	(125)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	200	(169)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36	Oct. 2036	200	(173)
TOTAL CREDIT DEFAULT SWAPS		4,076	(1,491)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,500	32
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,500	35
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	5,000	226
Receive semi-annually a fixed rate equal to 5.388% and pay quarterly a floating rate based on 3-month LIBOR with JP Morgan Chase, Inc.	August 2011	10,000	611
TOTAL INTEREST RATE SWAPS		18,000	904
		$ 22,076	$ (587)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,570,000 or 0.8% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity High Income Central Fund 2	$ 279
Fidelity 1-3 Year Duration Securitized Bond Central Fund	635
Fidelity 2-5 Year Duration Securitized Bond Central Fund	1,100
Fidelity Cash Central Fund	1,008
Fidelity Corporate Bond 1-10 Year Central Fund	2,553
Fidelity Mortgage Backed Securities Central Fund	4,242
Fidelity Securities Lending Cash Central Fund	190
Fidelity Ultra-Short Central Fund	1,852
Total	$ 11,859
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 20,530	$ 635	$ 3,775	$ 15,600	0.8%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	26,989	1,100	-	26,502	0.7%
Fidelity Corporate Bond 1-10 Year Central Fund	54,534	12,556	9,997	56,312	0.7%
Fidelity High Income Central Fund 2	-	28,211*	8,674	20,229	4.5%
Fidelity Mortgage Backed Securities Central Fund	132,512	4,243	50,058	87,381	2.3%
Fidelity Ultra-Short Central Fund	64,377	17,357	43,696	31,146	0.6%
Total	$ 298,942	$ 64,102	$ 116,200	$ 237,170
*Includes the value of shares received through in-kind contributions.
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,316,381,000. Net unrealized appreciation aggregated $81,145,000, of which $194,092,000 related to appreciated investment securities and $112,947,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the New York Stock Exchange (NYSE) that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 30, 2008